RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Amounts receivable, related party transactions	$ 4,518	$ 0
Amounts payable, related party transactions	237,305	127,909
Kuuhubb Inc. [Member]
Statement [Line Items]
Amounts receivable, related party transactions	4,518	0
Arnold Kondrat [Member]
Statement [Line Items]
Amounts payable, related party transactions	75,670	77,443
Gentor Resources Inc. [Member]
Statement [Line Items]
Amounts payable, related party transactions	161,635	$ 49,085
Two companies controlled by an officer of the Companys Congo subsidiary [Member]
Statement [Line Items]
Advance receivable, related party transactions	$ 123,000